Condensed Consolidating Financial Information (Tables)	9 Months Ended		12 Months Ended
	Jul. 31, 2013 Senior Notes 2020 [Member]	Jul. 31, 2013 Senior Notes 2015 [Member]	Oct. 31, 2012 Quiksilver Inc [Member]	Oct. 31, 2012 Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Consolidated Statement of Operations

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Third Quarter Ended July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$123,731	$164,367	$287,539	$(79,989)	$495,764
Cost of goods sold	—	73,392	107,406	129,953	(59,762)	250,989

Gross profit	116	50,339	56,961	157,586	(20,227)	244,775
Selling, general and administrative expense	11,426	30,817	35,573	146,211	(7,448)	216,579
Asset impairments	—	—	925	1,227	—	2,152

Operating (loss)/income	(11,310)	19,522	20,463	10,148	(12,779)	26,044
Interest expense, net	12,251	1,420	(28)	6,552	—	20,195
Foreign currency (gain)/loss	(91)	(63)	(56)	4,284	—	4,074
Equity in earnings	(25,541)	(331)	—	—	25,872	—

Income/(loss) before provision/(benefit) for income taxes	2,071	18,496	20,547	(688)	(38,651)	1,775
Provision/(benefit) for income taxes	—	(206)	—	157	—	(49)

Net income/(loss)	2,071	18,702	20,547	(845)	(38,651)	1,824
Net loss attributable to non-controlling interest	—	—	—	247	—	247

Net income/(loss) attributable to Quiksilver, Inc.	2,071	18,702	20,547	(598)	(38,651)	2,071
Other comprehensive loss	(2,140)	—	—	(2,140)	2,140	(2,140)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(69)	$18,702	$20,547	$(2,738)	$(36,511)	$(69)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Third Quarter Ended July 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$117	$111,519	$180,380	$285,858	$(65,435)	$512,439
Cost of goods sold	—	66,365	118,882	130,167	(56,463)	258,951

Gross profit	117	45,154	61,498	155,691	(8,972)	253,488
Selling, general and administrative expense	13,533	38,731	42,775	137,695	(6,946)	225,788
Asset impairments	—	—	141	—	—	141

Operating (loss)/income	(13,416)	6,423	18,582	17,996	(2,026)	27,559
Interest expense, net	7,253	1,247	(2)	6,336	—	14,834
Foreign currency (gain)/loss	(185)	(8)	30	(2,079)	—	(2,242)
Equity in earnings	(33,094)	457	—	—	32,637	—

Income before provision for income taxes	12,610	4,727	18,554	13,739	(34,663)	14,967
Provision for income taxes	—	513	—	1,995	—	2,508

Net income	12,610	4,214	18,554	11,744	(34,663)	12,459
Net loss attributable to non-controlling interest	—	—	—	151	—	151

Net income attributable to Quiksilver, Inc.	12,610	4,214	18,554	11,895	(34,663)	12,610
Other comprehensive loss	(28,120)	—	—	(28,120)	28,120	(28,120)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(15,510)	$4,214	$18,554	$(16,225)	$(6,543)	$(15,510)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$348	$317,643	$387,084	$874,994	$(194,539)	$1,385,530
Cost of goods sold	—	191,351	267,351	407,709	(156,499)	709,912

Gross profit	348	126,292	119,733	467,285	(38,040)	675,618
Selling, general and administrative expense	39,154	102,946	110,631	429,647	(22,336)	660,042
Asset impairments	—	1,646	5,602	3,404	—	10,652

Operating (loss)/income	(38,806)	21,700	3,500	34,234	(15,704)	4,924
Interest expense, net	26,789	4,329	(83)	19,956	—	50,991
Foreign currency loss	35	23	221	4,350	—	4,629
Equity in earnings	(4,599)	(1,018)	—	—	5,617	—

(Loss)/income before provision/(benefit) for income taxes	(61,031)	18,366	3,362	9,928	(21,321)	(50,696)
Provision/(benefit) for income taxes	422	(161)	—	10,061	—	10,322

Net (loss)/income	(61,453)	18,527	3,362	(133)	(21,321)	(61,018)
Net income attributable to non-controlling interest	—	—	—	(435)	—	(435)

Net (loss)/income attributable to Quiksilver, Inc	(61,453)	18,527	3,362	(568)	(21,321)	(61,453)
Other comprehensive loss	(10,753)	—	—	(10,753)	10,753	(10,753)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(72,206)	$18,527	$3,362	$(11,321)	$(10,568)	$(72,206)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$353	$344,468	$406,531	$919,474	$(216,553)	$1,454,273
Cost of goods sold	—	212,651	269,473	422,012	(173,450)	730,686

Gross profit	353	131,817	137,058	497,462	(43,103)	723,587
Selling, general and administrative expense	43,318	112,420	121,517	425,162	(22,204)	680,213
Asset impairments	—	—	556	—	—	556

Operating (loss)/income	(42,965)	19,397	14,985	72,300	(20,899)	42,818
Interest expense, net	21,732	3,932	(2)	19,802	—	45,464
Foreign currency (gain)/loss	(298)	(132)	163	(4,434)	—	(4,701)
Equity in earnings	(49,284)	2,190	—	—	47,094	—

(Loss)/income before provision for income taxes	(15,115)	13,407	14,824	56,932	(67,993)	2,055
Provision for income taxes	—	945	—	13,968	—	14,913

Net (loss)/income	(15,115)	12,462	14,824	42,964	(67,993)	(12,858)
Less: Net income attributable to non-controlling interest	—	—	—	(2,257)	—	(2,257)

Net (loss)/income attributable to Quiksilver, Inc	(15,115)	12,462	14,824	40,707	(67,993)	(15,115)
Other comprehensive loss	(49,151)	—	—	(49,151)	49,151	(49,151)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(64,266)	$12,462	$14,824	$(8,444)	$(18,842)	$(64,266)

Condensed Consolidating Statement of Operations

Third Quarter Ended July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$235,831	$287,539	$(27,722)	$495,764
Cost of goods sold	—	140,902	129,953	(19,866)	250,989

Gross profit	116	94,929	157,586	(7,856)	244,775
Selling, general and administrative expense	11,426	66,390	146,211	(7,448)	216,579
Asset impairments	—	925	1,227	—	2,152

Operating (loss)/income	(11,310)	27,614	10,148	(408)	26,044
Interest expense, net	12,251	1,392	6,552	—	20,195
Foreign currency (gain)/loss	(91)	(119)	4,284	—	4,074
Equity in earnings	(25,964)	(330)	—	26,294	—

Income/(loss) before provision/(benefit) for income taxes	2,493	26,671	(688)	(26,702)	1,775
Provision/(benefit) for income taxes	422	(628)	157	—	(49)

Net income/(loss)	2,071	27,299	(845)	(26,702)	1,824
Net loss attributable to non-controlling interest	—	—	247	—	247

Net income/(loss) attributable to Quiksilver, Inc.	2,071	27,299	(598)	(26,702)	2,071
Other comprehensive loss	(2,140)	—	(2,140)	2,140	(2,140)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(69)	$27,299	$(2,738)	$(24,562)	$(69)

Condensed Consolidating Statement of Operations

Third Quarter Ended July 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$117	$258,595	$285,858	$(32,131)	$512,439
Cost of goods sold	—	152,405	130,167	(23,621)	258,951

Gross profit	117	106,190	155,691	(8,510)	253,488
Selling, general and administrative expense	13,533	81,506	137,695	(6,946)	225,788
Asset impairments	—	141	—	—	141

Operating (loss)/income	(13,416)	24,543	17,996	(1,564)	27,559
Interest expense, net	7,253	1,245	6,336	—	14,834
Foreign currency (gain)/loss	(185)	22	(2,079)	—	(2,242)
Equity in earnings	(33,094)	457	—	32,637	—

Income before provision for income taxes	12,610	22,819	13,739	(34,201)	14,967
Provision for income taxes	—	513	1,995	—	2,508

Net income	12,610	22,306	11,744	(34,201)	12,459
Net loss attributable to non-controlling interest	—	—	151	—	151

Net income attributable to Quiksilver, Inc.	12,610	22,306	11,895	(34,201)	12,610
Other comprehensive loss	(28,120)	—	(28,120)	28,120	(28,120)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(15,510)	$22,306	$(16,225)	$(6,081)	$(15,510)

Condensed Consolidating Statement of Operations

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$348	$591,842	$874,994	$(81,654)	$1,385,530
Cost of goods sold	—	362,122	407,709	(59,919)	709,912

Gross profit	348	229,720	467,285	(21,735)	675,618
Selling, general and administrative expense	39,154	213,577	429,647	(22,336)	660,042
Asset impairments	—	7,248	3,404	—	10,652

Operating (loss)/income	(38,806)	8,895	34,234	601	4,924
Interest expense, net	26,789	4,246	19,956	—	50,991
Foreign currency loss	35	244	4,350	—	4,629
Equity in earnings	(4,599)	(1,018)	—	5,617	—

(Loss)/income before provision/(benefit) for income taxes	(61,031)	5,423	9,928	(5,016)	(50,696)
Provision/(benefit) for income taxes	422	(161)	10,061	—	10,322

Net (loss)/income	(61,453)	5,584	(133)	(5,016)	(61,018)
Net income attributable to non-controlling interest	—	—	(435)	—	(435)

Net (loss)/income attributable to Quiksilver, Inc	(61,453)	5,584	(568)	(5,016)	(61,453)
Other comprehensive loss	(10,753)	—	(10,753)	10,753	(10,753)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(72,206)	$5,584	$(11,321)	$5,737	$(72,206)

Condensed Consolidating Statement of Operations

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$353	$615,658	$919,474	$(81,212)	$1,454,273
Cost of goods sold	—	366,655	422,012	(57,981)	730,686

Gross profit	353	249,003	497,462	(23,231)	723,587
Selling, general and administrative expense	43,318	233,937	425,162	(22,204)	680,213
Asset impairments	—	556	—	—	556

Operating (loss)/income	(42,965)	14,510	72,300	(1,027)	42,818
Interest expense, net	21,732	3,930	19,802		45,464
Foreign currency (gain)/loss	(298)	31	(4,434)		(4,701)
Equity in earnings	(49,284)	2,190	—	47,094	—

(Loss)/income before provision for income taxes	(15,115)	8,359	56,932	(48,121)	2,055
Provision for income taxes	—	945	13,968	—	14,913

Net (loss)/income	(15,115)	7,414	42,964	(48,121)	(12,858)
Less: Net income attributable to non-controlling interest	—	—	(2,257)	—	(2,257)

Net (loss)/income attributable to Quiksilver, Inc	(15,115)	7,414	40,707	(48,121)	(15,115)
Other comprehensive loss	(49,151)	—	(49,151)	49,151	(49,151)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(64,266)	$7,414	$(8,444)	$1,030	$(64,266)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$854,754	$1,262,757	$(104,741)	$2,013,239
Cost of goods sold	—	505,420	602,115	(74,642)	1,032,893

Gross profit	469	349,334	660,642	(30,099)	980,346
Selling, general and administrative expense	56,983	311,886	577,868	(30,593)	916,144
Asset impairments	—	5,162	2,072	—	7,234

Operating (loss)/income	(56,514)	32,286	80,702	494	56,968
Interest expense	28,987	5,351	26,485	—	60,823
Foreign currency gain	(173)	(35)	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	22,296	55,678	(69,404)	(2,186)
Provision for income taxes	—	1,144	6,413	—	7,557

Net (loss)/income	(10,756)	21,152	49,265	(69,404)	(9,743)
Less: net income attributable to non-controlling interest	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc.	(10,756)	21,152	48,252	(69,404)	(10,756)

Other Comprehensive Loss	(29,715)	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$21,152	$18,537	$(39,689)	$(40,471)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$736,110	$1,270,320	$(53,833)	$1,953,061
Cost of goods sold	—	399,493	554,593	(24,859)	929,227

Gross profit	464	336,617	715,727	(28,974)	1,023,834
Selling, general and administrative expense	43,045	311,840	566,703	(25,639)	895,949
Asset impairments	—	3,399	82,974	—	86,373

Operating (loss)/income	(42,581)	21,378	66,050	(3,335)	41,512
Interest expense	28,871	3,785	41,152	—	73,808
Foreign currency loss/(gain)	30	(40)	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	18,469	24,999	(54,395)	(32,185)
Provision/(benefit) for income taxes	—	165	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	18,304	39,479	(54,395)	(17,870)
Less: net income attributable to non-controlling interest	—	—	(3,388)	—	(3,388)
Net (loss)/income attributable to Quiksilver, Inc.	(21,258)	18,304	36,091	(54,395)	(21,258)
Other comprehensive income	2,445	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$18,304	$38,536	$(56,840)	$(18,813)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$683,767	$1,195,536	$(42,059)	$1,837,620
Cost of goods sold	—	373,740	511,777	(15,145)	870,372

Gross profit	376	310,027	683,759	(26,914)	967,248
Selling, general and administrative expense	36,867	283,347	537,153	(25,301)	832,066
Asset impairments	—	7,585	4,072	—	11,657

Operating (loss)/income	(36,491)	19,095	142,534	(1,613)	123,525
Interest expense, net	28,721	55,070	30,318	—	114,109
Foreign currency gain	(285)	(124)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(34,369)	117,724	(53,494)	15,333
(Benefit)/provision for income taxes	(4,844)	522	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(34,891)	89,969	(53,494)	(8,100)
Income from discontinued operations	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(33,406)	90,314	(53,494)	(6,270)
Less: net income attributable to non-controlling interest	—	—	(3,414)	—	(3,414)

Net (loss)/income attributable to Quiksilver, Inc.	(9,684)	(33,406)	86,900	(53,494)	(9,684)
Other comprehensive income	18,286	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(33,406)	$105,186	$(71,780)	$8,602

Condensed Consolidating Statement of Operations

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$453,532	$573,826	$1,262,757	$(277,345)	$2,013,239
Cost of goods sold	—	275,179	373,016	602,115	(217,417)	1,032,893

Gross profit	469	178,353	200,810	660,642	(59,928)	980,346
Selling, general and administrative expense	56,983	147,684	164,202	577,868	(30,593)	916,144
Asset impairments	—	11	5,151	2,072	—	7,234

Operating (loss)/income	(56,514)	30,658	31,457	80,702	(29,335)	56,968
Interest expense, net	28,987	5,352	(1)	26,485	—	60,823
Foreign currency (gain)/loss	(173)	(148)	113	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	20,780	31,345	55,678	(99,233)	(2,186)
Provision for income taxes	—	1,144	—	6,413	—	7,557

Net (loss)/income	(10,756)	19,636	31,345	49,265	(99,233)	(9,743)
Less: Net income attributable to non-controlling interest	—	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc	(10,756)	19,636	31,345	48,252	(99,233)	(10,756)
Other comprehensive loss	(29,715)	—	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$19,636	$31,345	$18,537	$(69,518)	$(40,471)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$440,088	$479,559	$1,270,320	$(237,370)	$1,953,061
Cost of goods sold	—	268,361	291,972	554,593	(185,699)	929,227

Gross profit	464	171,727	187,587	715,727	(51,671)	1,023,834
Selling, general and administrative expense	43,045	139,530	172,310	566,703	(25,639)	895,949
Asset impairments	—	1,778	1,621	82,974	—	86,373

Operating (loss)/income	(42,581)	30,419	13,656	66,050	(26,032)	41,512
Interest expense, net	28,871	3,795	(10)	41,152	—	73,808
Foreign currency loss/(gain)	30	(229)	189	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	27,689	13,477	24,999	(77,092)	(32,185)
Provision/(benefit) for income taxes	—	165	—	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	27,524	13,477	39,479	(77,092)	(17,870)
Less: Net income attributable to non-controlling interest	—	—	—	(3,388)	—	(3,388)

Net (loss)/income attributable to Quiksilver, Inc	(21,258)	27,524	13,477	36,091	(77,092)	(21,258)
Other comprehensive income	2,445	—	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$27,524	$13,477	$38,536	$(79,537)	$(18,813)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$418,623	$421,759	$1,195,536	$(198,674)	$1,837,620
Cost of goods sold	—	261,491	240,660	511,777	(143,556)	870,372

Gross profit	376	157,132	181,099	683,759	(55,118)	967,248
Selling, general and administrative expense	36,867	133,730	149,617	537,153	(29,817)	832,066
Asset impairments	—	667	6,918	4,072	—	11,657

Operating (loss)/income	(36,491)	22,735	24,564	142,534	(29,817)	123,525
Interest expense, net	28,721	55,070	—	30,318	—	114,109
Foreign currency gain	(285)	(113)	(11)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(30,740)	24,575	117,724	(81,698)	15,333
(Benefit)/provision for income taxes	(4,844)	522	—	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(31,262)	24,575	89,969	(81,698)	(8,100)
Income from discontinued operations	—	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(31,262)	26,060	90,314	(81,698)	(6,270)
Less: Net income attributable to non-controlling interest	—	—	—	(3,414)	—	(3,414)

Net (loss) income attributable to Quiksilver, Inc	(9,684)	(31,262)	26,060	86,900	(81,698)	(9,684)
Other comprehensive income	18,286	—	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(31,262)	$26,060	$105,186	$(99,984)	$8,602

Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1	$2,041	$(1,761)	$62,102	$—	$62,383
Restricted cash	409,167	—	—	—	—	409,167
Trade accounts receivable, net	—	84,780	82,734	250,675	—	418,189
Other receivables	19	2,252	3,345	19,364	—	24,980
Income taxes receivable	422	255	—	2,102	—	2,779
Inventories	—	39,453	104,942	277,868	(23,101)	399,162
Deferred income taxes	—	26,617	—	22,877	(21,408)	28,086
Prepaid expenses and other current assets	2,961	3,822	4,672	24,364	—	35,819
Intercompany balances	—	174,387	—	—	(174,387)	—

Total current assets	412,570	333,607	193,932	659,352	(218,896)	1,380,565
Fixed assets, net	20,261	33,315	23,344	151,077	—	227,997
Intangible assets, net	3,816	44,829	2,094	87,645	—	138,384
Goodwill	—	103,880	7,675	160,862	—	272,417
Other assets	8,373	5,873	1,086	39,229	—	54,561
Deferred income taxes long-term	20,387		—	143,452	(45,236)	118,603
Investment in subsidiaries	1,092,524	12,815	—	—	(1,105,339)	—

Total assets	$1,557,931	$534,319	$228,131	$1,241,617	$(1,369,471)	$2,192,527

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$3,374	$42,374	$51,524	$141,039	$—	$238,311
Accrued liabilities	6,320	12,947	9,753	77,981	—	107,001
Current portion of long-term debt	—	6,094	—	37,059	—	43,153
Debt to be redeemed	409,167	—	—	—	—	409,167
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	83,972	—	58,481	31,934	(174,387)	—

Total current liabilities	523,735	61,415	120,264	288,013	(195,795)	797,632
Long-term debt	500,776	9,000	—	297,318	—	807,094
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	4,954	9,183	20,839	—	34,976

Total liabilities	1,024,511	118,320	131,732	606,170	(241,031)	1,639,702
Stockholders’/invested equity:	533,420	415,999	96,399	616,042	(1,128,440)	533,420
Non-controlling interest	—	—	—	19,405	—	19,405

Total liabilities and equity	$1,557,931	$534,319	$228,131	$1,241,617	$(1,369,471)	$2,192,527

CONDENSED CONSOLIDATING BALANCE SHEET

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances	—	218,896	—	—	(218,896)	—

Total current assets	2,621	367,504	205,590	592,972	(262,818)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	12,180	—	—	(1,100,104)	—

Total assets	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable	—	—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	68,707	31,870	(218,896)	—

Total current liabilities	152,405	63,835	137,670	243,127	(240,421)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	149,003	527,354	(285,657)	1,116,004
Stockholders’/invested equity:	583,310	397,470	93,037	631,994	(1,122,501)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

Condensed Consolidating Balance Sheet

July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1	$280	$62,102	$—	$62,383
Restricted cash	409,167	—	—	—	409,167
Trade accounts receivable, net	—	167,514	250,675	—	418,189
Other receivables	19	5,597	19,364	—	24,980
Income taxes receivable	422	255	2,102	—	2,779
Inventories	—	120,697	277,868	597	399,162
Deferred income taxes	—	26,111	22,877	(20,902)	28,086
Prepaid expenses and other current assets	2,961	8,494	24,364	—	35,819
Intercompany balances	—	115,906	—	(115,906)	—

Total current assets	412,570	444,854	659,352	(136,211)	1,380,565
Fixed assets, net	20,261	56,659	151,077	—	227,997
Intangible assets, net	3,816	46,923	87,645	—	138,384
Goodwill	—	111,555	160,862	—	272,417
Other assets	8,373	6,959	39,229	—	54,561
Deferred income taxes long-term	20,387	—	143,452	(45,236)	118,603
Investment in subsidiaries	1,092,524	6,863	—	(1,099,387)	—

Total assets	$1,557,931	$673,813	$1,241,617	$(1,280,834)	$2,192,527

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$3,374	$93,898	$141,039	$—	$238,311
Accrued liabilities	6,320	22,700	77,981	—	107,001
Current portion of long-term debt	—	6,094	37,059	—	43,153
Debt to be redeemed	409,167	—	—	—	409,167
Deferred income taxes	20,902	—	—	(20,902)	—
Intercompany balances	83,972	—	31,934	(115,906)	—

Total current liabilities	523,735	122,692	288,013	(136,808)	797,632
Long-term debt	500,776	9,000	297,318	—	807,094
Deferred income taxes long-term	—	45,236		(45,236)	—
Other long-term liabilities	—	14,137	20,839	—	34,976

Total liabilities	1,024,511	191,065	606,170	(182,044)	1,639,702
Stockholders’/invested equity:	533,420	482,748	616,042	(1,098,790)	533,420
Non-controlling interest	—	—	19,405	—	19,405

Total liabilities and equity	$1,557,931	$673,813	$1,241,617	$(1,280,834)	$2,192,527

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Income taxes receivable	—	117	—	(117)	—
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371
Intercompany balances	—	95,809	23,025	(118,834)	—

Total current assets	2,621	406,643	615,997	(119,392)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	—	137,203	(23,550)	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	18,147	—	18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	—	1,476	(117)	1,359
Intercompany balances	118,834	—	—	(118,834)	—

Total current liabilities	132,018	132,292	211,257	(118,951)	356,616
Long-term debt	400,000	60,700	260,475	—	721,175
Deferred income taxes long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	241,783	484,704	(142,501)	1,116,004
Stockholders’/invested equity:	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371

Total current assets	2,621	310,717	592,972	(441)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	(23,550)	137,203	—	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	(117)	1,476	—	1,359
Intercompany balances	118,834	(95,809)	(23,025)	—	—

Total current liabilities	132,018	36,366	188,232	—	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	122,307	461,679	—	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$1,331	$108,405	$—	$109,753
Trade accounts receivable, net	—	150,782	246,307	—	397,089
Other receivables	122	5,918	17,150	—	23,190
Income taxes receivable	—	21,338	(17,073)	—	4,265
Inventories	—	115,456	234,266	(1,965)	347,757
Deferred income taxes	—	(1,182)	33,990	—	32,808
Prepaid expenses and other current assets	2,378	8,525	14,526	—	25,429

Total current assets	2,517	302,168	637,571	(1,965)	940,291
Fixed assets, net	17,602	64,943	155,562	—	238,107
Intangible assets, net	3,007	48,743	86,393	—	138,143
Goodwill	—	112,216	156,373	—	268,589
Other assets	4,457	3,936	47,421	—	55,814
Deferred income taxes long-term	—	(16,682)	139,961	—	123,279
Investment in subsidiaries	1,084,745	8,929	—	(1,093,674)	—

Total assets	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,335	$—	$18,335
Accounts payable	2,510	88,280	112,233	—	203,023
Accrued liabilities	6,673	30,088	96,183	—	132,944
Current portion of long-term debt	—	3,000	1,628	—	4,628
Intercompany balances	93,047	(34,611)	(58,436)	—	—

Total current liabilities	102,230	86,757	169,943	—	358,930
Long-term debt, net of current portion	400,000	36,542	288,181	—	724,723
Other long-term liabilities	—	41,219	16,729	—	57,948

Total liabilities	502,230	164,518	474,853	—	1,141,601
Stockholders’/invested equity	610,098	359,735	735,904	(1,095,639)	610,098
Non-controlling interest	—	—	12,524	—	12,524

Total liabilities and equity	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances		218,896	—	—	(218,896)	—

Total current assets	2,621	367,504	205,590	592,972	(262,818)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	12,180	—	—	(1,100,104)	—

Total assets	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable		—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	68,707	31,870	(218,896)	—

Total current liabilities	152,405	63,835	137,670	243,127	(240,421)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	149,003	527,354	(285,657)	1,116,004
Stockholders’/invested equity:	583,310	397,470	93,037	631,994	(1,122,501)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$4,972	$(3,641)	$108,405	$—	$109,753
Trade accounts receivable, net	—	72,533	78,249	246,307	—	397,089
Other receivables	122	3,024	2,894	17,150	—	23,190
Income taxes receivable	—	390	—	3,875	—	4,265
Inventories	—	57,862	74,754	234,266	(19,125)	347,757
Deferred income taxes	—	15,111	—	33,990	(16,293)	32,808
Prepaid expenses and other current assets	2,378	3,507	5,018	14,526	—	25,429
Intercompany balances	—	166,707	—	—	(166,707)	—

Total current assets	2,517	324,106	157,274	658,519	(202,125)	940,291
Fixed assets, net	17,602	36,493	28,450	155,562	—	238,107
Intangible assets, net	3,007	46,510	2,233	86,393	—	138,143
Goodwill	—	103,880	8,336	156,373	—	268,589
Other assets	4,457	3,377	559	47,421	—	55,814
Deferred income taxes long-term	11,531	—	1,577	141,554	(31,383)	123,279
Investment in subsidiaries	1,084,745	16,082	—	—	(1,100,827)	—

Total assets	$1,123,859	$530,448	$198,429	$1,245,822	$(1,334,335)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,335	—	18,335
Accounts payable	2,510	50,858	37,422	112,233	—	203,023
Accrued liabilities	6,673	12,666	17,422	96,183	—	132,944
Current portion of long-term debt	—	3,000	—	1,628	—	4,628
Income taxes payable	—	—	—	—	—	—
Deferred income taxes	11,998	—	4,295	—	(16,293)	—
Intercompany balances	92,580	—	72,661	1,466	(166,707)	—

Total current liabilities	113,761	66,524	131,800	229,845	(183,000)	358,930
Long-term debt	400,000	36,542	—	288,181	—	724,723
Deferred income taxes long-term	—	31,383	—	—	(31,383)	—
Other long-term liabilities	—	6,546	4,937	46,465	—	57,948

Total liabilities	513,761	140,995	136,737	564,491	(214,383)	1,141,601
Stockholders’/invested equity:	610,098	389,453	61,692	668,807	(1,119,952)	610,098
Non-controlling interest	—	—	—	12,524	—	12,524

Total liabilities and equity	$1,123,859	$530,448	$198,429	$1,245,822	$(1,334,335)	$1,764,223

Condensed Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(61,453)	$18,527	$3,362	$(133)	$(21,321)	$(61,018)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,651	8,710	4,454	23,203	—	38,018
Stock based compensation	16,195	—	—	—	—	16,195
Provision for doubtful accounts	—	(257)	(1,287)	6,055	—	4,511
Asset impairments	—	1,646	5,602	3,404	—	10,652
Equity in earnings	(4,599)	(1,018)	—	247	5,617	247
Non-cash interest expense	4,223	1,081	—	573	—	5,877
Deferred income taxes	—		—	(281)	—	(281)
Other adjustments to reconcile net (loss)/income	35	—	(124)	733	—	644
Changes in operating assets and liabilities:
Trade accounts receivable	—	(4,000)	19,975	(6,531)	—	9,444
Inventories	—	(7,297)	(5,544)	(65,403)	15,704	(62,540)
Other operating assets and liabilities	6,867	341	(7,391)	25,917	—	25,734

Net cash (used in)/provided by operating activities	(37,081)	17,733	19,047	(12,216)	—	(12,517)
Cash flows from investing activities:
Changes in restricted cash	(409,167)	—	—	—	—	(409,167)
Capital expenditures	(5,327)	(3,908)	(7,251)	(22,880)	—	(39,366)

Net cash used in investing activities	(414,494)	(3,908)	(7,251)	(22,880)	—	(448,533)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	6,157	—	6,157
Payments on lines of credit	—	—	—	(22,561)	—	(22,561)
Borrowings on long-term debt	500,776	59,829	—	86,271	—	646,876
Payments on long-term debt	—	(114,029)	—	(28,092)	—	(142,121)
Payments of debt issuance costs	(8,775)	(4,312)	—	—	—	(13,087)
Stock option exercises and employee stock purchases	6,165	—	—	—	—	6,165
Intercompany	(46,914)	44,762	(11,726)	13,878	—	—

Net cash provided by/(used in) financing activities	451,252	(13,750)	(11,726)	55,653	—	481,429
Effect of exchange rate changes on cash	—	—	—	181	—	181

Net (decrease)/increase in cash and cash equivalents	(323)	75	70	20,738	—	20,560
Cash and cash equivalents, beginning of period	324	1,966	(1,831)	41,364	—	41,823

Cash and cash equivalents, end of period	$1	$2,041	$(1,761)	$62,102	$—	$62,383

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(15,115)	$12,462	$14,824	$42,964	$(67,993)	$(12,858)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,598	8,420	4,918	24,501	—	39,437
Stock based compensation	17,272	—	—	—	—	17,272
Provision for doubtful accounts	—	(1,127)	(1,403)	4,131	—	1,601
Asset impairments	—	—	556	—	—	556
Equity in earnings	(49,284)	2,190	—	(19)	47,094	(19)
Non-cash interest expense	1,111	1,190	—	513	—	2,814
Deferred income taxes	—		—	9,349	—	9,349
Other adjustments to reconcile net (loss)/income	(322)	—	36	(2,008)	—	(2,294)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(5,442)	(14,215)	(6,048)	—	(25,705)
Inventories	—	47,239	(50,334)	(73,488)	20,899	(55,684)
Other operating assets and liabilities	4,623	(14,661)	15,077	3,611	—	8,650

Net cash (used in)/provided by operating activities	(40,117)	50,271	(30,541)	3,506	—	(16,881)
Cash flows from investing activities:
Capital expenditures	(2,861)	(11,548)	(7,188)	(25,580)	—	(47,177)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(2,861)	(11,548)	(7,188)	(34,697)	—	(56,294)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	11,377	—	11,377
Payments on lines of credit	—	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	80,500	—	46,534	—	127,034
Payments on long-term debt	—	(43,856)	—	(13,657)	—	(57,513)
Stock option exercises and employee stock purchases	1,335	—	—	—	—	1,335
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	41,641	(64,598)	39,050	(16,093)	—	—

Net cash provided by/(used in) financing activities	42,976	(38,954)	39,050	15,835	—	58,907
Effect of exchange rate changes on cash	—	—	—	(13,582)	—	(13,582)

Net (decrease)/increase in cash and cash equivalents	(2)	(231)	1,321	(28,938)	—	(27,850)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$15	$4,741	$(2,320)	$79,467	$—	$81,903

Condensed Consolidating Statement of Cash Flows

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(61,453)	$5,584	$(133)	$(5,016)	$(61,018)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,651	13,164	23,203	—	38,018
Stock based compensation	16,195	—	—	—	16,195
Provision for doubtful accounts	—	(1,544)	6,055	—	4,511
Asset impairments	—	7,248	3,404	—	10,652
Equity in earnings	(4,599)	(1,018)	247	5,617	247
Non-cash interest expense	4,223	1,081	573	—	5,877
Deferred income taxes	—	—	(281)	—	(281)
Other adjustments to reconcile net (loss)/income	35	(124)	733	—	644
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,975	(6,531)	—	9,444
Inventories	—	(12,841)	(49,098)	(601)	(62,540)
Other operating assets and liabilities	6,867	(7,050)	25,917	—	25,734

Net cash (used in)/provided by operating activities	(37,081)	20,475	4,089	—	(12,517)
Cash flows from investing activities:
Changes in restricted cash	(409,167)	—	—	—	(409,167)
Capital expenditures	(5,327)	(11,159)	(22,880)	—	(39,366)

Net cash used in investing activities	(414,494)	(11,159)	(22,880)	—	(448,533)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	6,157	—	6,157
Payments on lines of credit	—	—	(22,561)	—	(22,561)
Borrowings on long-term debt	500,776	59,829	86,271	—	646,876
Payments on long-term debt	—	(114,029)	(28,092)	—	(142,121)
Payments of debt issuance costs	(8,775)	(4,312)	—	—	(13,087)
Stock option exercises and employee stock purchases	6,165	—	—	—	6,165
Intercompany	(46,914)	49,341	(2,427)	—	—

Net cash provided by/(used in) financing activities	451,252	(9,171)	39,348	—	481,429
Effect of exchange rate changes on cash	—	—	181	—	181

Net (decrease)/increase in cash and cash equivalents	(323)	145	20,738	—	20,560
Cash and cash equivalents, beginning of period	324	135	41,364	—	41,823

Cash and cash equivalents, end of period	$1	$280	$62,102	$—	$62,383

Condensed Consolidating Statement of Cash Flows

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(15,115)	$7,414	$42,964	$(48,121)	$(12,858)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,598	13,338	24,501	—	39,437
Stock based compensation	17,272	—	—	—	17,272
Provision for doubtful accounts	—	(2,530)	4,131	—	1,601
Asset impairments	—	556	—	—	556
Equity in earnings	(49,284)	2,190	(19)	47,094	(19)
Non-cash interest expense	1,111	1,190	513	—	2,814
Deferred income taxes	—	—	9,349	—	9,349
Other adjustments to reconcile net (loss)/income	(322)	36	(2,008)	—	(2,294)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(19,657)	(6,048)	—	(25,705)
Inventories	—	(3,095)	(53,616)	1,027	(55,684)
Other operating assets and liabilities	4,623	416	3,611	—	8,650

Net cash (used in)/provided by operating activities	(40,117)	(142)	23,378	—	(16,881)
Cash flows from investing activities:
Capital expenditures	(2,861)	(18,736)	(25,580)	—	(47,177)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(2,861)	(18,736)	(34,697)	—	(56,294)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	11,377	—	11,377
Payments on lines of credit	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	80,500	46,534	—	127,034
Payments on long-term debt	—	(43,856)	(13,657)	—	(57,513)
Stock option exercises and employee stock purchases	1,335	—	—	—	1,335
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Intercompany	41,641	(5,676)	(35,965)	—	—

Net cash provided by/(used in) financing activities	42,976	19,968	(4,037)	—	58,907
Effect of exchange rate changes on cash	—	—	(13,582)	—	(13,582)

Net (decrease)/increase in cash and cash equivalents	(2)	1,090	(28,938)	—	(27,850)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$15	$2,421	$79,467	$—	$81,903

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$21,152	$49,265	$(69,404)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	2,088	18,002	33,142	—	53,232
Stock-based compensation	22,552	—	—	—	22,552
Provision for doubtful accounts	—	(1,642)	6,236	—	4,594
Asset impairments	—	5,162	2,072	—	7,234
Equity in earnings	(74,572)	4,674	282	69,898	282
Non-cash interest expense	1,490	1,506	689	—	3,685
Deferred income taxes	—	474	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	36	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(29,521)	(23,884)	—	(53,405)
Inventories	—	7,195	(11,679)	(494)	(4,978)
Other operating assets and liabilities	10,255	2,233	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(49,386)	29,271	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	45	8,153	—	8,198
Capital expenditures	(4,388)	(22,580)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(22,535)	(40,077)	—	(67,000)
Cash flows from financing activities:
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Borrowings on lines of credit	—	—	15,139	—	15,139
Payments on lines of credit	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	46,535	—	140,035
Payments on long-term debt	—	(70,800)	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	2,241
Intercompany	51,840	(19,632)	(32,208)	—	—

Net cash provided by/(used in) financing activities	54,081	(7,932)	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(1,196)	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$135	$41,364	—	$41,823

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$18,304	$39,479	$(54,395)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,735	20,445	33,079	—	55,259
Stock-based compensation	14,414	—	—	—	14,414
Provision for doubtful accounts	—	1,363	7,369	—	8,732
Asset impairments	—	3,399	82,974	—	86,373
Equity in earnings	(50,224)	(994)	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	15,917	—	19,112
Deferred income taxes	—	3,703	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	481	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(22,106)	(11,879)	—	(33,985)
Inventories	—	(23,322)	(50,719)	3,335	(70,706)
Other operating assets and liabilities	1,090	(4,275)	30,274	—	27,089

Net cash (used in)/provided by operating activities	(52,784)	(1,194)	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	15	12,531	—	12,546
Capital expenditures	(12,570)	(34,624)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(35,137)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	30,070	—	30,070
Payments on lines of credit	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	270,830	—	315,330
Payments on long-term debt	—	(25,524)	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	4,129
Intercompany	61,078	(20,486)	(40,592)	—	—

Net cash provided by/(used in) financing activities	65,207	(1,510)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(37,841)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	39,172	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$1,331	$108,405	—	$109,753

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(33,406)	$90,314	$(53,494)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	(1,485)	(345)	—	(1,830)
Depreciation and amortization	1,519	21,494	30,848	—	53,861
Stock-based compensation	12,831	—	—	—	12,831
Provision for doubtful accounts	—	4,360	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	(524)	51,881	(524)
Asset impairments	—	8,403	3,254	—	11,657
Non-cash interest expense	1,292	42,740	12,663	—	56,695
Deferred taxes	—	(5,652)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,455)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,735	24,111	—	39,846
Inventories	—	(5,075)	7,967	1,613	4,505
Other operating assets and liabilities	16,733	7,960	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(27,903)	52,137	175,463	—	199,697
Cash provided by operating activities of discontinued operations	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(27,903)	53,644	177,741	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,519	109	—	4,662
Capital expenditures	(4,194)	(10,730)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(6,211)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	16,581	—	16,581
Payments on lines of credit	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	16,618	—	59,353
Payments on long-term debt	—	(51,489)	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	3,639
Transactions with non-controlling interests owners	—	(1,542)	(3,632)	—	(5,174)
Intercompany	36,017	900	(36,917)	—	—

Net cash provided by/(used in) financing activities	31,906	(9,396)	(205,271)	—	(182,761)
Effect of exchange rate changes on cash	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	38,037	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,135	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$39,172	$81,257	—	$120,593

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$19,636	$31,345	$49,265	$(99,233)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	2,088	11,314	6,688	33,142	—	53,232
Stock based compensation	22,552		—	—	—	22,552
Provision for doubtful accounts	—	(763)	(879)	6,236	—	4,594
Asset impairments	—	11	5,151	2,072	—	7,234
Equity in earnings	(74,572)	4,674		282	69,898	282
Non-cash interest expense	1,490	1,506	—	689	—	3,685
Deferred income taxes	—	62	412	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	(94)	130	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(7,227)	(22,294)	(23,884)	—	(53,405)
Inventories	—	23,444	(46,078)	(11,679)	29,335	(4,978)
Other operating assets and liabilities	5,918	(9,589)	16,159	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(53,723)	42,974	(9,366)	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	43	2	8,153	—	8,198
Capital expenditures	(4,388)	(13,744)	(8,836)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(13,701)	(8,834)	(40,077)	—	(67,000)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	15,139	—	15,139
Payments on lines of credit	—	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	—	46,535	—	140,035
Payments on long-term debt	—	(70,800)	—	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	—	2,241
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	56,177	(43,979)	20,010	(32,208)	—	—

Net cash provided by/(used in) financing activities	58,418	(32,279)	20,010	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(3,006)	1,810	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$1,966	$(1,831)	$41,364	$—	$41,823

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$27,524	$13,477	$39,479	$(77,092)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,735	13,191	7,254	33,079	—	55,259
Stock based compensation	14,414	—	—	—	—	14,414
Provision for doubtful accounts	—	225	1,138	7,369	—	8,732
Asset impairments	—	1,778	1,621	82,974	—	86,373
Equity in earnings	(50,224)	(994)	—	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	—	15,917	—	19,112
Deferred income taxes	—	93	3,610	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	351	130	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(8,811)	(13,295)	(11,879)	—	(33,985)
Inventories	—	(49,448)	3,429	(50,719)	26,032	(70,706)
Other operating assets and liabilities	(17,134)	5,146	8,803	30,274	—	27,089

Net cash (used in)/provided by operating activities	(71,008)	(9,137)	26,167	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	5	10	12,531	—	12,546
Capital expenditures	(12,570)	(21,726)	(12,898)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(21,721)	(13,416)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	30,070	—	30,070
Payments on lines of credit	—	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	—	270,830	—	315,330
Payments on long-term debt	—	(25,524)	—	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	—	4,129
Intercompany	79,302	(21,853)	(16,857)	(40,592)	—	—

Net cash provided by/(used in) financing activities	83,431	(2,877)	(16,857)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(33,735)	(4,106)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	38,707	465	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$4,972	$(3,641)	$108,405	$—	$109,753

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(31,262)	$26,060	$90,314	$(81,698)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	—	(1,485)	(345)	—	(1,830)
Depreciation and Amortization	1,519	12,134	9,360	30,848	—	53,861
Stock based compensation	12,831	—	—	—	—	12,831
Provision for doubtful accounts	—	2,982	1,378	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	—	(524)	51,881	(524)
Asset impairments	—	667	6,918	4,072	—	11,657
Non-Cash interest expense	1,292	42,740	—	12,663	—	56,695
Deferred taxes	—	(2,203)	(3,449)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,225)	(230)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	10,464	5,271	24,111	—	39,846
Inventories	—	(27,021)	(6,258)	7,967	29,817	4,505
Other operating assets and liabilities	8,350	7,975	8,368	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(36,286)	13,769	45,933	176,281	—	199,697
Cash provided by operating activities of discontinued operations	—	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(36,286)	13,769	47,440	178,559	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,500	19	109	—	4,662
Capital expenditures	(4,194)	(6,901)	(3,829)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(2,401)	(3,810)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	16,581	—	16,581
Payments on lines of credit	—	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	—	16,618	—	59,353
Payments on long-term debt	—	(51,489)	—	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	—	3,639
Transactions with non-controlling interest owners	—	(1,542)	—	(3,632)	—	(5,174)
Intercompany	44,400	36,553	(43,218)	(37,735)	—	—

Net cash provided by/(used in) financing activities	40,289	26,257	(43,218)	(206,089)	—	(182,761)
Effect of exchange rate changes on cash	—	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	37,625	412	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,082	53	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$38,707	$465	$81,257	$—	$120,593